UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2026

Date of reporting period: July 31, 2026

Item 1. Report to Stockholders.

(a)

Bushido Capital US Equity ETF Ticker: SMRI Listed on: The Nasdaq Stock Market LLC	July 31, 2026 Annual Shareholder Report https://bushidoetf.com/smri/

This annual shareholder report contains important information about the Bushido Capital US Equity ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at https://bushidoetf.com/smri/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$85	0.71%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

PERFORMANCE
	One Year	Since Inception (9/13/2023)
Bushido Capital US Equity ETF - NAV	38.76%	23.27%
Solactive GBS United States 1000 Index	18.71%	20.58%
S&P 500 Value Index	19.71%	15.77%
The Solactive GBS United States 1000 Index is provided as a broad measure of market performance. The S&P 500 Value Index is provided as a measure of the Fund’s investment strategy and universe.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of fund shares.
Visit https://bushidoetf.com/smri/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the period, the Fund returned 38.76%, outperforming both the S&P 500 Value Index and Solactive GBS United States 1000 Index for fiscal year 2026. The performance reflects the Fund's disciplined, systematic investment process, anchored by valuation analysis, which kept the Fund invested in businesses whose prices we judged to be disconnected from their estimated intrinsic value. The resilience of the U.S. equity market, particularly from March through July 2026, provided the environment in which that discipline was rewarded, and the majority of the Fund's outperformance was generated in that period.

Annual Shareholder Report: July 31, 2026

Bushido Capital US Equity ETF Ticker: SMRI Listed on: The Nasdaq Stock Market LLC	July 31, 2026 Annual Shareholder Report https://bushidoetf.com/smri/

Top Contributors:
•Dell Technologies Inc., SanDisk Corp., Centene Corp., Valero Energy Corp., and Marathon Petroleum Corp. were among the top contributors to performance during the fiscal year.
•Stock selection in the Utilities, Materials, and Communication Services sectors, and overweight in the Energy and Information Technology sectors were the top contributors to performance during the fiscal year.
•Our investment process focuses on free cash flow generation, and our performance during the Period was helped by having exposure to specific businesses exhibiting increasing free cash flows (SanDisk, Dell, Valero & Marathon Petroleum) while being underweight the Mag 7 cohort which, collectively, have seen a degradation in their free cash flow generation.

Top Detractors:
•Cognizant Technology Solutions Corp., GoDaddy Inc., Gartner Inc., DocuSign Inc., and PayPal Holdings Inc. were among the top detractors from performance during the fiscal year.
•Stock selection in the Health Care, Energy, and Consumer Discretionary sectors, and overweight in the Consumer Discretionary sector were the top detractors from performance during the fiscal year.

KEY FUND STATISTICS (as of Period End)
Net Assets	$645,206,149	Portfolio Turnover Rate*	168%
# of Portfolio Holdings	51	Fund Advisory Fees Paid	$3,664,174
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Health Care	26.3%
Energy	22.6%
Information Technology	22.5%
Consumer Discretionary	9.7%
Industrials	8.2%
Communication Services	3.7%
Utilities	3.5%
Materials	3.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Tenet Healthcare Corp.	2.6%
Workday, Inc. - Class A	2.5%
Accenture PLC - Class A	2.4%
Veeva Systems, Inc. - Class A	2.3%
Valero Energy Corp.	2.3%
Marathon Petroleum Corp.	2.3%
Adobe, Inc.	2.3%
Phillips 66	2.3%
Intuit, Inc.	2.2%
Expedia Group, Inc.	2.2%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://bushidoetf.com/smri/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: July 31, 2026

Bushido Capital US SMID Cap Equity ETF Ticker: RNIN Listed on: The Nasdaq Stock Market LLC	July 31, 2026 Annual Shareholder Report https://bushidoetf.com/rnin/

This annual shareholder report contains important information about the Bushido Capital US SMID Cap Equity ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at https://bushidoetf.com/rnin/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$80	0.67%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

PERFORMANCE
	One Year	Since Inception (5/14/2025)
Bushido Capital US SMID Cap Equity ETF - NAV	39.07%	35.63%
Solactive GBS United States 1000 Index	18.71%	22.53%
Solactive GFS United States 2500 Value Style MV Index	31.17%	29.24%
The Solactive GBS United States 1000 Index is provided as a broad measure of market performance. The Solactive GFS United States 2500 Value Style MV Index is provided as a measure of the Fund’s investment strategy and universe.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://bushidoetf.com/rnin/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, the Fund returned 39.07%, outperforming the Solactive GFS United States 2500 Value Style MV Index and Solactive GBS United States 1000 Index in the fiscal year 2026. The performance reflects the Fund's disciplined, systematic investment process, anchored by valuation analysis, which kept the Fund invested in businesses whose prices we judged to be disconnected from their

Annual Shareholder Report: July 31, 2026

Bushido Capital US SMID Cap Equity ETF Ticker: RNIN Listed on: The Nasdaq Stock Market LLC	July 31, 2026 Annual Shareholder Report https://bushidoetf.com/rnin/

estimated intrinsic value. The resilience of the U.S. equity market, particularly from March through July 2026, provided the environment in which that discipline was rewarded, and the majority of the Fund's outperformance was generated in that period.

Top Contributors:
•Oscar Health Inc., Par Pacific Holdings Inc., SM Energy Co., APA Corp., and RingCentral Inc. were among the top contributors to performance during the fiscal year.
•Overweight in the Energy and Information Technology sectors, and stock selection in the Consumer Discretionary, Energy, and Materials sectors were the top contributors to performance during the fiscal year.

Top Detractors:
•ZoomInfo Technologies Inc., StubHub Holdings Inc., Concentrix Corp., HP Inc., and Molina Healthcare Inc. were among the top detractors from performance during the fiscal year.
•Stock selection in the Industrials, Health Care, and Communication Services sectors, and overweight in Consumer Discretionary and Communication Services sectors were the top detractors from performance during the fiscal year.

KEY FUND STATISTICS (as of Period End)
Net Assets	$182,414,981	Portfolio Turnover Rate*	181%
# of Portfolio Holdings	82	Fund Advisory Fees Paid	$915,012
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Information Technology	26.0%
Consumer Discretionary	18.0%
Energy	15.0%
Health Care	11.6%
Communication Services	10.2%
Industrials	9.8%
Consumer Staples	5.7%
Financials	2.4%
Materials	1.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Par Pacific Holdings, Inc.	1.9%
RingCentral, Inc. - Class A	1.7%
Blackbaud, Inc.	1.7%
BILL Holdings, Inc.	1.5%
EPAM Systems, Inc.	1.5%
HubSpot, Inc.	1.5%
GigaCloud Technology, Inc. - Class A	1.5%
Workday, Inc. - Class A	1.4%
Sprinklr, Inc. Class A	1.4%
Globant SA	1.4%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://bushidoetf.com/rnin/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: July 31, 2026

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	SMRI		RNIN
	FYE 7/31/2026	FYE 7/31/2025	FYE 7/31/2026	FYE 7/31/2025
(a) Audit Fees	$8,750	$8,750	$8,750	$7,250
(b) Audit-Related Fees	N/A	N/A	N/A	N/A
(c) Tax Fees	$2,250	$2,250	$2,250	$1,750
(d) All Other Fees	N/A	N/A	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

8

Item 6. Investments
(a)

BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 3.7%
Advertising - 2.0%
Omnicom Group, Inc.	161,544	$12,713,513

Wireless Telecommunication Services - 1.7%
T-Mobile US, Inc.	63,622	10,988,156
Total Communication Services		23,701,669

Consumer Discretionary - 9.7%
Homebuilding - 3.4%
Lennar Corp. - Class A	133,858	11,023,206
Toll Brothers, Inc.	77,255	11,270,732
		22,293,938
Hotels, Resorts & Cruise Lines - 6.3%
Airbnb, Inc. - Class A (a)	84,528	12,807,683
Booking Holdings, Inc.	69,207	13,350,030
Expedia Group, Inc.	48,461	14,283,395
		40,441,108
Total Consumer Discretionary		62,735,046

Energy - 22.6%
Integrated Oil & Gas - 2.0%
ExxonMobil Holdings Corp.	83,882	13,038,618

Oil & Gas Exploration & Production - 13.7%
ConocoPhillips	107,024	12,894,251
Devon Energy Corp.	271,531	12,254,194
Diamondback Energy, Inc.	62,428	12,669,763
EOG Resources, Inc.	87,494	13,009,483
EQT Corp.	228,047	12,152,625
Expand Energy Corp.	131,885	12,401,146
Permian Resources Corp.	613,238	13,068,102
		88,449,564
Oil & Gas Refining & Marketing - 6.9%
Marathon Petroleum Corp.	47,322	14,975,993
Phillips 66	68,627	14,526,963
Valero Energy Corp.	47,985	15,014,507
		44,517,463
Total Energy		146,005,645

The accompanying notes are an integral part of these financial statements.

BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
Health Care - 26.3% (b)
Biotechnology - 4.2%
Incyte Corp. (a)	111,945	$13,379,666
Regeneron Pharmaceuticals, Inc.	18,263	13,927,912
		27,307,578
Health Care Distributors - 3.8%
Cardinal Health, Inc.	51,708	11,894,391
McKesson Corp.	14,859	12,722,127
		24,616,518
Health Care Equipment - 2.0%
ResMed, Inc.	61,551	12,986,030

Health Care Facilities - 2.6%
Tenet Healthcare Corp. (a)	65,137	16,595,605

Health Care Services - 1.8%
Cigna Group	41,421	11,558,530

Health Care Technology - 2.3%
Veeva Systems, Inc. - Class A (a)	73,928	15,065,048

Managed Health Care - 1.8%
Centene Corp. (a)	184,117	11,455,760

Pharmaceuticals - 7.8%
Jazz Pharmaceuticals PLC (a)	51,540	13,032,405
Merck & Co., Inc.	98,520	12,827,304
Royalty Pharma PLC - Class A	214,631	12,540,889
Zoetis, Inc.	152,694	11,801,719
		50,202,317
Total Health Care		169,787,386

Industrials - 8.2%
Human Resource & Employment Services - 4.4%
Automatic Data Processing, Inc.	53,416	14,233,228
Paychex, Inc.	119,673	13,982,593
		28,215,821
Passenger Ground Transportation - 1.8%
Uber Technologies, Inc. (a)	168,593	11,862,203

Research & Consulting Services - 2.0%
Leidos Holdings, Inc.	111,652	12,906,971
Total Industrials		52,984,995
The accompanying notes are an integral part of these financial statements.

BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
Information Technology - 22.5%
Application Software - 13.4%
Adobe, Inc. (a)	59,398	$14,873,853
Intuit, Inc.	45,462	14,369,174
Roper Technologies, Inc.	35,659	13,977,258
Salesforce, Inc.	76,330	14,046,247
Workday, Inc. - Class A (a)	101,470	16,269,700
Zoom Communications, Inc. - Class A (a)	136,682	13,131,040
		86,667,272
IT Consulting & Other Services - 2.4%
Accenture PLC - Class A	92,489	15,345,775

Semiconductors - 1.3%
QUALCOMM, Inc.	58,044	8,567,875

Systems Software - 2.2%
Gen Digital, Inc.	506,358	13,899,527

Technology Hardware, Storage & Peripherals - 3.2%
NetApp, Inc.	74,215	13,247,377
Sandisk Corp. (a)	5,988	7,274,402
		20,521,779
Total Information Technology		145,002,228

Materials - 3.4%
Gold Mining - 3.4%
Coeur Mining, Inc.	722,848	10,777,664
Newmont Corp.	120,314	11,274,625
Total Materials		22,052,289

Utilities - 3.5%
Electric Utilities - 1.8%
NRG Energy, Inc.	85,622	11,498,178

Independent Power Producers & Energy Traders - 1.7%
Vistra Corp.	72,457	10,737,403
Total Utilities		22,235,581
TOTAL COMMON STOCKS (Cost $562,597,577)		644,504,839

The accompanying notes are an integral part of these financial statements.

BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.58% (c)	630,733	$630,733
TOTAL MONEY MARKET FUNDS (Cost $630,733)		630,733

TOTAL INVESTMENTS - 100.0% (Cost $563,228,310)		$645,135,572
Other Assets in Excess of Liabilities - 0.0% (d)		70,577
TOTAL NET ASSETS - 100.0%		$645,206,149

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

BUSHIDO CAPITAL US SMID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 10.2%
Advertising - 1.1%
Trade Desk, Inc. - Class A (a)	112,793	$2,034,786

Broadcasting - 1.3%
Nexstar Media Group, Inc.	12,143	2,313,606

Interactive Media & Services - 7.8%
Cargurus, Inc. (a)	66,216	2,399,668
Match Group, Inc. (b)	57,140	2,251,887
Pinterest, Inc. - Class A (a)	102,987	2,472,718
TripAdvisor, Inc. (a)(b)	161,411	2,286,387
Yelp, Inc. (a)	88,336	2,334,720
ZoomInfo Technologies, Inc. (a)(b)	742,110	2,448,963
		14,194,343
Total Communication Services		18,542,735

Consumer Discretionary - 18.0%
Apparel Retail - 2.4%
Abercrombie & Fitch Co. - Class A (a)	23,602	2,349,343
Gap, Inc.	98,167	1,972,175
		4,321,518
Automotive Parts & Equipment - 1.0%
Gentex Corp. (b)	81,806	1,910,988

Automotive Retail - 1.3%
Asbury Automotive Group, Inc. (a)(b)	9,937	2,302,403

Broadline Retail - 1.2%
Etsy, Inc. (a)	26,313	2,149,246

Distributors - 1.4%
GigaCloud Technology, Inc. - Class A (a)(b)	60,823	2,660,398

Education Services - 1.1%
Duolingo, Inc. (a)	15,188	2,047,494

Footwear - 1.2%
Crocs, Inc. (a)	16,946	2,169,257

Homebuilding - 3.1%
Lennar Corp. - Class A	25,775	2,122,571
The accompanying notes are an integral part of these financial statements.

BUSHIDO CAPITAL US SMID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
Meritage Homes Corp.	24,320	$1,707,264
NVR, Inc. (a)	289	1,776,498
		5,606,333
Hotels, Resorts & Cruise Lines - 1.3%
Expedia Group, Inc.	8,181	2,411,268

Leisure Products - 1.3%
Peloton Interactive, Inc. - Class A (a)	366,385	2,341,200

Other Specialty Retail - 1.4%
Chewy, Inc. - Class A (a)	110,562	2,498,701

Specialized Consumer Services - 1.3%
H&R Block, Inc. (b)	56,024	2,466,737
Total Consumer Discretionary		32,885,543

Consumer Staples - 5.7%
Brewers - 1.1%
Molson Coors Beverage Co. - Class B	50,657	2,105,305

Consumer Staples Merchandise Retail - 1.2%
Dollar Tree, Inc. (a)	17,138	2,180,125

Food Retail - 2.2%
Kroger Co.	34,760	2,007,043
Maplebear, Inc. (a)	43,139	1,923,999
		3,931,042
Packaged Foods & Meats - 1.2%
Cal-Maine Foods, Inc. (b)	25,358	2,225,925
Total Consumer Staples		10,442,397

Energy - 15.0%
Oil & Gas Exploration & Production - 8.4%
California Resources Corp.	38,924	2,048,181
Chord Energy Corp.	16,935	2,377,335
Crescent Energy Co. - Class A	201,089	2,306,491
Magnolia Oil & Gas Corp. - Class A	77,331	1,988,180
Matador Resources Co. (b)	41,187	2,054,819
SM Energy Co.	75,519	2,455,878
Viper Energy, Inc. - Class A	46,842	2,089,622
		15,320,506
Oil & Gas Refining & Marketing - 1.9%
Par Pacific Holdings, Inc. (a)	39,666	3,412,466

The accompanying notes are an integral part of these financial statements.

BUSHIDO CAPITAL US SMID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
Oil & Gas Storage & Transportation - 4.7%
DHT Holdings, Inc.	103,717	$1,926,025
Dorian LPG Ltd.	51,173	2,426,624
International Seaways, Inc.	22,880	2,200,598
Teekay Tankers Ltd.	25,933	2,058,302
		8,611,549
Total Energy		27,344,521

Financials - 2.4%
Life & Health Insurance - 1.2%
Oscar Health, Inc. - Class A (a)	70,047	2,186,868

Transaction & Payment Processing Services - 1.2%
Block, Inc. (a)	27,130	2,204,041
Total Financials		4,390,909

Health Care - 11.6%
Biotechnology - 2.5%
BioMarin Pharmaceutical, Inc. (a)	35,050	2,103,701
Halozyme Therapeutics, Inc. (a)(b)	28,944	2,389,038
		4,492,739
Health Care Equipment - 1.3%
Inspire Medical Systems, Inc. (a)	47,139	2,366,849

Health Care Facilities - 2.4%
Nutex Health, Inc. (a)(b)	13,487	1,988,388
Universal Health Services, Inc. - Class B	13,918	2,344,348
		4,332,736
Health Care Supplies - 1.1%
Align Technology, Inc. (a)	11,732	1,984,585

Health Care Technology - 1.1%
Doximity, Inc. - Class A (a)	98,433	2,058,234

Pharmaceuticals - 3.2%
Collegium Pharmaceutical, Inc. (a)(b)	57,512	2,035,350
Harmony Biosciences Holdings, Inc. (a)	58,119	2,048,113
Innoviva, Inc. (a)	84,978	1,781,989
		5,865,452
Total Health Care		21,100,595

The accompanying notes are an integral part of these financial statements.

BUSHIDO CAPITAL US SMID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
Industrials - 9.8%
Construction & Engineering - 1.1%
Tutor Perini Corp.	24,654	$2,064,772

Data Processing & Outsourced Services - 2.5%
Concentrix Corp. (b)	83,607	2,056,732
Genpact Ltd.	71,450	2,512,897
		4,569,629
Human Resource & Employment Services - 1.2%
Upwork, Inc. (a)	245,427	2,248,111

Industrial Machinery & Supplies & Components - 1.2%
Symbotic, Inc. (a)(b)	51,834	2,231,454

Passenger Ground Transportation - 1.3%
Lyft, Inc. - Class A (a)(b)	145,869	2,313,482

Research & Consulting Services - 1.2%
Verisk Analytics, Inc.	10,910	2,125,814

Trading Companies & Distributors - 1.3%
Rush Enterprises, Inc. - Class A	28,519	2,275,531
Total Industrials		17,828,793

Information Technology - 26.0% (c)
Application Software - 15.7%
BILL Holdings, Inc. (a)(b)	61,481	2,774,638
Blackbaud, Inc. (a)(b)	73,588	3,149,566
Clear Secure, Inc. - Class A (b)	38,167	2,108,345
Docusign, Inc. (a)	45,967	2,520,371
Dropbox, Inc. - Class A (a)(b)	76,481	2,490,221
Freshworks, Inc. - Class A (a)	217,060	2,464,716
HubSpot, Inc. (a)	11,454	2,718,722
Pegasystems, Inc.	68,168	2,082,532
RingCentral, Inc. - Class A	56,958	3,168,004
Sprinklr, Inc. - Class A (a)	401,392	2,552,853
Workday, Inc. - Class A (a)	16,176	2,593,660
		28,623,628
Internet Services & Infrastructure - 1.2%
GoDaddy, Inc. - Class A (a)(b)	26,137	2,162,575

IT Consulting & Other Services - 5.3%
Amdocs Ltd.	38,917	2,168,455
The accompanying notes are an integral part of these financial statements.

BUSHIDO CAPITAL US SMID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
EPAM Systems, Inc. (a)	26,121	$2,757,333
Gartner, Inc. (a)	15,566	2,350,778
Globant SA (a)(b)	68,912	2,522,179
		9,798,745
Systems Software - 2.6%
Dolby Laboratories, Inc. - Class A	38,077	2,239,308
UiPath, Inc. - Class A (a)(b)	194,750	2,485,010
		4,724,318
Technology Hardware, Storage & Peripherals - 1.2%
NetApp, Inc.	12,456	2,223,396
Total Information Technology		47,532,662

Materials - 1.1%
Aluminum - 1.1%
Century Aluminum Co. (a)	44,390	1,987,340
TOTAL COMMON STOCKS (Cost $161,189,342)		182,055,495

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.7%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (d)	23,100,010	23,100,010
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $23,100,010)		23,100,010

MONEY MARKET FUNDS - 0.2%	Shares
First American Government Obligations Fund - Class X, 3.58% (d)	370,762	370,762
TOTAL MONEY MARKET FUNDS (Cost $370,762)		370,762

TOTAL INVESTMENTS - 112.7% (Cost $184,660,114)		$205,526,267
Liabilities in Excess of Other Assets - (12.7)%		(23,111,286)
TOTAL NET ASSETS - 100.0%		$182,414,981

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $22,586,003.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.
The accompanying notes are an integral part of these financial statements.

BUSHIDO ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2026

	Bushido Capital US Equity ETF	Bushido Capital US SMID Cap Equity ETF
ASSETS:
Investments, at value (See Note 2)	$645,135,572	$205,526,267
Receivable for fund shares sold	885,968	—
Dividends receivable	392,704	81,522
Dividend tax reclaims receivable	37,304	—
Security lending income receivable (See Note 4)	—	3,661
Total assets	646,451,548	205,611,450

LIABILITIES:
Payable for investments purchased	875,344	—
Payable to adviser (See Note 3)	370,055	96,459
Payable upon return of securities loaned (See Note 4)	—	23,100,010
Total liabilities	1,245,399	23,196,469
NET ASSETS	$645,206,149	$182,414,981

NET ASSETS CONSIST OF:
Paid-in capital	$647,823,842	$169,329,885
Total distributable earnings (accumulated losses)	(2,617,693)	13,085,096
Total net assets	$645,206,149	$182,414,981

Net assets	$645,206,149	$182,414,981
Shares issued and outstanding (unlimited shares authorized without par value)	14,565,000	5,095,000
Net asset value per share	$44.30	$35.80

COST:
Investments, at cost	$563,228,310	$184,660,114

LOANED SECURITIES:
at value (included in investments)	$—	$22,586,003

The accompanying notes are an integral part of these financial statements.

1

BUSHIDO ETFs
STATEMENT OF OPERATIONS
For the Year Ended July 31, 2026

	Bushido Capital US Equity ETF	Bushido Capital US SMID Cap Equity ETF
INVESTMENT INCOME:
Dividend income	$8,407,678	$2,085,040
Less: Issuance fees	—	(102)
Securities lending income (See Note 4)	—	5,433
Total investment income	8,407,678	2,090,371

EXPENSES:
Investment advisory fee (See Note 3)	3,664,174	915,012
Total expenses	3,664,174	915,012
NET INVESTMENT INCOME (LOSS)	4,743,504	1,175,359

REALIZED AND UNREALIZED GAIN (LOSS)	170,268,363	48,328,934
Net realized gain (loss) from:
Investments	(62,535,022)	(7,624,528)
In-kind redemptions	148,049,463	57,257,436
Net realized gain (loss)	85,514,441	49,632,908

Net change in unrealized appreciation (depreciation) on:
Investments	84,753,922	(1,303,835)
Net change in unrealized appreciation (depreciation)	84,753,922	(1,303,835)
Net realized and unrealized gain (loss)	170,268,363	48,329,073
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$175,011,867	$49,504,432

The accompanying notes are an integral part of these financial statements.

2

BUSHIDO ETFs

STATEMENT OF CHANGES IN NET ASSETS

	Bushido Capital US Equity ETF		Bushido Capital US SMID Cap Equity ETF
	Year ended July 31, 2026	Year ended July 31, 2025	Year ended July 31, 2026	Period ended July 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$4,743,504	$4,214,449	$1,175,359	$202,029
Net realized gain (loss)	85,514,441	62,049,797	49,632,908	11,106,009
Net change in unrealized appreciation (depreciation)	84,753,922	(29,216,844)	(1,303,835)	(7,628,811)
Net increase (decrease) in net assets from operations	175,011,867	37,047,402	49,504,432	3,679,227

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(5,250,634)	(6,421,067)	(1,328,581)	(19,337)
Total distributions to shareholders	(5,250,634)	(6,421,067)	(1,328,581)	(19,337)

CAPITAL TRANSACTIONS:
Shares sold	572,110,047	406,684,146	230,174,040	37,424,561
Shares issued from in-kind contribution at inception (See Note 1)	—	—	—	85,331,345
Shares redeemed	(527,558,921)	(363,451,653)	(200,857,266)	(21,493,440)
Net increase (decrease) in net assets from capital transactions	44,551,126	43,232,493	29,316,774	101,262,466

NET INCREASE (DECREASE) IN NET ASSETS	214,312,359	73,858,828	77,492,625	104,922,356

NET ASSETS:
Beginning of the period	430,893,790	357,034,962	104,922,356	—
End of the period	$645,206,149	$430,893,790	$182,414,981	$104,922,356

SHARES TRANSACTIONS
Shares sold	15,460,000	12,900,000	7,930,000	1,470,000
Shares issued from in-kind contribution at inception (See Note 1)	—	—	—	3,415,000
Shares redeemed	(14,250,000)	(11,500,000)	(6,870,000)	(850,000)
Total increase (decrease) in shares outstanding	1,210,000	1,400,000	1,060,000	4,035,000

(a)	Inception date of the Fund was May 14, 2025.
The accompanying notes are an integral part of these financial statements.

3

BUSHIDO ETFs
FINANCIAL HIGHLIGHTS

Bushido Capital US Equity ETF

	Year ended July 31,		Period ended July 31, 2024(a)
	2026	2025
PER SHARE DATA:

Net asset value, beginning of period	$32.26	$29.86	$25.00

INVESTMENT OPERATIONS:
Net investment income (b)	0.34	0.33	0.31
Net realized and unrealized gain (loss) on investments (c)	12.08	2.57	4.67
Total from investment operations	12.42	2.90	4.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.50)	(0.12)
Total distributions	(0.38)	(0.50)	(0.12)

Net asset value, end of period	$44.30	$32.26	$29.86

TOTAL RETURN (d)	38.76%	9.78%	19.99%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$645,206	$430,894	$357,035
Ratio of expenses to average net assets (e)	0.71%	0.71%	0.71%
Ratio of net investment income (loss) to average net assets (e)	0.92%	1.05%	1.32%
Portfolio turnover rate (d)(f)	168%	125%	152%

(a)	Inception date of the Fund was September 13, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

4

BUSHIDO ETFs
FINANCIAL HIGHLIGHTS (CONTINUED)

Bushido Capital US SMID Cap Equity ETF

	Year ended July 31, 2026	Period ended July 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$26.00	$24.99

INVESTMENT OPERATIONS:
Net investment income (b)(h)	0.25	0.05
Net realized and unrealized gain (loss) on investments (c)	9.84	0.97
Total from investment operations	10.09	1.02

LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)	(0.01)
Total distributions	(0.29)	(0.01)

Net asset value, end of period	$35.80	$26.00

TOTAL RETURN (d)	39.07%	4.09%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$182,415	$104,922
Ratio of expenses to average net assets (e)(f)	0.67%	0.67%
Ratio of net investment income (loss) to average net assets (e)(f)	0.86%	0.97%
Portfolio turnover rate (d)(g)	181%	29%

(a)	Inception date of the Fund was May 14, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund has invested. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

5

BUSHIDO ETFs

NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026

NOTE 1 – ORGANIZATION

Bushido Capital US Equity ETF (“SMRI”) and Bushido Capital US SMID Cap Equity ETF (“RNIN”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange	Diversification Classification
SMRI	September 13, 2023	10,000	The Nasdaq Stock Market LLC	Diversified
RNIN	May 14, 2025	10,000	The Nasdaq Stock Market LLC	Non-diversified

The investment objective for each Fund is to:

Fund	Investment Objective
SMRI	seeks to provide long-term capital appreciation
RNIN	seeks to provide long-term capital appreciation

As part of RNIN’s commencement of operations on May 14, 2025, RNIN received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $85,331,345 of securities which were recorded at their current value. However, as the transaction was determined to be a non-taxable transaction by management, RNIN elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of May 14, 2025, was $55,532,546, resulting in net unrealized appreciation on investments of $29,798,799 as of that date. As a result of the in-kind contribution, RNIN issued 3,415,000 shares at a $24.99 per share net asset value.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. The Funds may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Funds’ shareholders. Transaction fees received by a particular Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Funds is July 31, 2026, and the period covered by these Notes to Financial Statements is from August 1, 2025 to July 31, 2026 for both Funds (the “Current Fiscal Period”).

6

BUSHIDO ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

BUSHIDO ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Funds’ investments as of the Current Fiscal Period end:

DESCRIPTION	INVESTMENTS MEASURED AT NET ASSET VALUE	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
SMRI
Investments:
Common Stocks	$—	$644,504,839	$—	$—	$644,504,839
Money Market Funds	—	630,733	—	—	630,733
Total Investments	$—	$645,135,572	$—	$—	$645,135,572

RNIN
Investments:
Common Stocks	$—	$182,055,495	$—	$—	$182,055,495
Investments Purchased with Proceeds from Securities Lending (a)	23,100,010	—	—	—	23,100,010
Money Market Funds	—	370,762	—	—	370,762
Total Investments	$23,100,010	$182,426,257	$—	$—	$205,526,267

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

During the Current Fiscal Period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

BUSHIDO ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the Current Fiscal Period, the Funds did not incur any interest or penalties.

D.Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if there are any, are paid by each Fund and are reflected in their Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Funds determine that it is more likely than not that the Funds will sustain its position that it is due the reclaim.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and

BUSHIDO ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for each Fund are declared and paid on a quarterly basis for the Funds and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

I.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash and are not taxable to the Funds, and are not distributed to shareholders. As such, these reclassifications result in adjustments to distributable earnings and paid-in capital accounts. For the Current Fiscal Period, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
SMRI	$(143,535,779)	$143,535,779
RNIN	(57,216,009)	57,216,009

BUSHIDO ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to each Fund and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

SMRI	0.71%
RNIN	0.67%

Sepio Capital, L.P. (the “Sub-Adviser”) serves as an investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 4 – SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

BUSHIDO ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

During the Current Fiscal Period, RNIN had loaned securities and received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust-approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the Current Fiscal Period, the values of the securities on loan and payable for collateral due to broker for RNIN was as follows:

Values of Securities on Loan	Payment for Collateral received*
$22,586,003	$23,100,010

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Net securities lending income earned on collateral investments and recognized by the applicable Funds during the Current Fiscal Period were as follows:

SMRI	$—
RNIN	5,433

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the Current Fiscal Period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
SMRI	$873,613,768	$870,839,220
RNIN	252,084,736	246,824,422

For the Current Fiscal Period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Creations	Redemptions
SMRI	$562,872,448	$522,185,401
RNIN	224,418,676	200,559,510

There were no purchases or sales of U.S. Government securities during the Current Fiscal Period for any of the respective Funds.

BUSHIDO ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the Current Fiscal Period, for each Fund were as follows:

	SMRI	RNIN
Tax cost of Investments	$573,956,015	$184,880,523
Gross tax unrealized appreciation	99,105,354	26,187,886
Gross tax unrealized depreciation	(27,925,797)	(5,542,142)
Net tax unrealized appreciation (depreciation)	$71,179,557	$20,645,744
Undistributed ordinary income	5,646,097	29,470
Undistributed long-term gain	—	—
Total distributable earnings	5,646,097	29,470
Other accumulated gain (loss)	(79,443,347)	(7,590,118)
Total accumulated gain (loss)	$(2,617,693)	$13,085,096

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the Current Fiscal Period, there were no post-October late year losses and post-October capital losses.

For the Current Fiscal Period, each Fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
SMRI	$(73,489,884)	$(5,953,463)
RNIN	(7,590,118)	—

For the Current Fiscal Period, the Funds did not pay foreign withholding taxes.

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the Current Fiscal Period and fiscal period ended July 31, 2025, were as follows:

	Current Fiscal Period	Fiscal Period Ended July 31, 2025
	Ordinary Income	Ordinary Income
SMRI	$5,250,634	$6,421,067
RNIN(a)	1,328,581	19,337

(a) Inception date of the Fund was May 14, 2025.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the Current Fiscal Period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Bushido Capital ETFs and
The Board of Trustees of
EA Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Bushido Capital US Equity ETF and Bushido Capital US SMID Cap Equity ETF (the “Funds”), each a series of EA Series Trust (the “Trust”), including the schedules of investments as of July 31, 2026, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of July 31, 2026, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting EA Series Trust	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
Bushido Capital US Equity ETF	For the year ended July 31, 2026	For each of the two years ended July 31, 2026	For each of the two years ended July 31, 2026 and for the period September 13, 2023 (commencement of operations) to July 31, 2024
Bushido Capital US SMID Cap Equity ETF	For the year ended July 31, 2026	For the year ended July 31, 2026 and for the period May 14, 2025 (commencement of operations) to July 31, 2025	For the year ended July 31, 2026 and for the period May 14, 2025 (commencement of operations) to July 31, 2025
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian and brokers; when replies were not received from the brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
September 29 , 2026

BUSHIDO ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the Current Fiscal Period, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

SMRI	79.54%
RNIN	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the Current Fiscal Period were as follows:

SMRI	75.54%
RNIN	89.48%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Current Fiscal Period were as follows:

SMRI	0.00%
RNIN	0.00%

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Bushido Capital US Equity ETF
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on the date below to consider the approval of the continuation of the Advisory Agreement between the Trust, on behalf of the Fund (defined below), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the continuation of the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Adviser, and the Sub-Adviser (defined below), each for an additional one-year term.

Board Meeting Date	Fund	Sub-Adviser	Reporting Period
3/6/2026	Bushido Capital US Equity ETF	Sepio Capital, L.P.	12/31/2025
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the continuation of the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust and counsel to the Independent Trustees, who provided assistance and advice. In reaching the decision to approve the continuation of the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser at this meeting and throughout the year, including among other things information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services provided by the Adviser and Sub-Adviser to the Fund. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Sub-Adviser’s personnel, the experience of the portfolio management personnel responsible for managing the Fund's assets, and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. The Board compared the Fund’s performance for periods ended on the Reporting Period End date to that of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. It was noted that the Adviser and the Sub-Adviser have consistently managed the Fund’s portfolio in accordance with its stated investment objective and strategies. The Board noted that, for the one-year, two-year, and since inception periods, the Fund outperformed the average of its peer group.

Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services being provided by the Adviser and the Sub-Adviser, respectively. The Board compared the Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board noted that the Fund’s management fee and net expense ratio are significantly above the average for its peer group, but within the range of fees and expenses for the peer group. The Board noted that the Fund was initially seeded with assets from separately managed accounts (“SMAs”) managed by the Sub-Adviser, and the Sub-Adviser believed the Fund’s fee would be attractive to its clients relative to the costs of the SMAs. In the Board’s experience, the Fund’s management fee and expense ratio are within the range charged by actively managed U.S. equity funds, but towards the higher end of that range. The Board will monitor performance over the coming years to determine whether the Fund’s returns merit the premium in fees.
The Board considered the Fund’s fee arrangement in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board considered the representations from the Adviser that it does not manage any other accounts that follow a strategy similar to that of the Fund. As it relates to the Sub-Adviser, the Board noted that the Sub-Adviser also does not manage any other accounts that follow a strategy similar to that of the Fund.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed the profit and loss information provided by the Adviser with respect to the Fund and considered the Adviser’s profitability with respect to providing investment advisory services as well as non-advisory services. The Board also reviewed the same type of information provided by the Sub-Adviser. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to perform its obligations to the Fund under the Sub-Advisory Agreement for an additional annual period. The Board also reviewed the Sub-Adviser's costs associated with the personnel, systems, and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies.
The Board also considered other expenses of the Fund the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, which serves as the sponsor of the Fund. The Board concluded that the methodologies used by the Adviser and Sub-Adviser to determine their profitability were reasonable, and the Board was satisfied that any profits realized by each firm in connection with the operation of the Fund were not excessive.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Fund and other series in the Trust.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Adviser or Sub-Adviser as the Fund’s assets increase, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given the Fund’s current level of assets.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreements for an additional annual term; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 29, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	September 29, 2026